Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Total investments at fair value	$ 141,660,140	$ 129,497,421
Receivables:
Employer contributions	3,454,299	3,217,237
Notes receivable from participants	2,724,661	2,424,969
Dividends and other	109,529	110,803
Total receivables	6,288,489	5,753,009
Total assets	147,948,629	135,250,430
Liabilities
Accrued expenses	921	877
Other liabilities	0	229,525
Total liabilities	921	230,402
Net assets available for benefits	$ 147,947,708	$ 135,020,028